VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.1%
		Communication Services: 21.8%
150,598	(1),(2)	AirBNB, Inc. Class B Lockup Shares	$ 28,020,354	1.4
32,709	(2)	Alphabet, Inc. - Class A	67,462,967	3.4
27,835	(2)	Alphabet, Inc. - Class C	57,580,316	2.9
5,531	(1),(2),(3)	Epic Games, Inc.	4,894,935	0.3
362,375	(2)	Facebook, Inc.- Class A	106,730,309	5.5
14,298	(2)	IAC/InterActiveCorp	3,092,800	0.2
21,700	(2),(4),(5)	Kuaishou Technology	753,656	0.0
91,174	(2),(4)	Match Group, Inc.	12,525,484	0.6
74,549	(2)	NetFlix, Inc.	38,889,231	2.0
92,870	(2)	Pinterest, Inc.	6,875,166	0.4
92,069	(2)	Playtika Holding Corp.	2,505,198	0.1
22,873	(2),(4)	ROBLOX Corp.	1,482,857	0.1
155,661	(2),(4)	Sea Ltd. ADR	34,748,205	1.8
639,871	(2),(4)	Snap, Inc.	33,458,855	1.7
38,461	(2)	Spotify Technology SA	10,305,625	0.5
210,200		Tencent Holdings Ltd.	16,775,548	0.9
			426,101,506	21.8

		Consumer Discretionary: 20.0%
152,803	(2)	Alibaba Group Holding Ltd. BABA ADR	34,645,024	1.8
62,134	(2)	Amazon.com, Inc.	192,247,567	9.8
37,013	(2)	Aptiv PLC	5,104,093	0.3
5,982	(2)	Booking Holdings, Inc.	13,937,103	0.7
26,399	(2)	Carvana Co.	6,927,098	0.3
8,128	(2)	Chipotle Mexican Grill, Inc.	11,548,425	0.6
87,489	(2),(4)	Coupang, Inc.	4,317,582	0.2
29,031	(2),(4)	DoorDash, Inc.	3,806,835	0.2
32,775	(1),(2)	DoorDash, Inc. Class A Lockup Shares	4,254,808	0.2
115,050	(2),(4)	DraftKings, Inc. - Class A	7,056,016	0.4
172,161	(2)	Farfetch Ltd. - Class A	9,127,976	0.5
72,703		Ferrari NV	15,215,284	0.8
16,500	(2),(4),(5)	JD Health International, Inc.	240,023	0.0
169,868		Las Vegas Sands Corp.	10,321,180	0.5
43,789	(2)	Lululemon Athletica, Inc.	13,430,524	0.7
119,018		Nike, Inc. - Class B	15,816,302	0.8
220,057		Ross Stores, Inc.	26,387,035	1.3
133,638		Wynn Resorts Ltd.	16,754,196	0.9
			391,137,071	20.0

		Financials: 2.2%
1,134,411	(1),(2),(3)	Ant International Co., Limited- Class C	9,154,697	0.5
12,733		Chubb Ltd.	2,011,432	0.1
12,749	(1),(2),(3)	Maplebear, Inc., dba Instacart	1,593,625	0.1
666	(1),(2),(3)	Maplebear, Inc., dba Instacart - Non-Voting	83,250	0.0
8,611		MSCI, Inc. - Class A	3,610,420	0.2
34,896		S&P Global, Inc.	12,313,752	0.6
213,097	(1),(2)	Social Finance (dba SoFi), Inc.- Voting	6,050,066	0.3
48,106		Tradeweb Markets, Inc.	3,559,844	0.2
124,842	(2),(4)	XP, Inc.	4,702,798	0.2
			43,079,884	2.2

		Health Care: 10.4%
5,416	(2)	Align Technology, Inc.	2,932,927	0.1
39,333		Anthem, Inc.	14,118,580	0.7
13,672	(2)	Argenx SE ADR	3,765,132	0.2
90,589		AstraZeneca PLC	9,041,606	0.5
190,513	(2)	Avantor, Inc.	5,511,541	0.3
96,327		Cigna Corp.	23,286,089	1.2
109,387		Eli Lilly & Co.	20,435,679	1.0
80,705		HCA Healthcare, Inc.	15,199,980	0.8
17,458		Humana, Inc.	7,319,267	0.4
71,311	(2)	Incyte Corp., Ltd.	5,795,445	0.3
31,985	(2)	Intuitive Surgical, Inc.	23,634,996	1.2
93,262		Stryker Corp.	22,716,758	1.2
90,863		UnitedHealth Group, Inc.	33,807,396	1.7
72,005	(2)	Vertex Pharmaceuticals, Inc.	15,473,154	0.8
			203,038,550	10.4

		Industrials: 5.8%
60,982	(2)	Airbus SE	6,916,442	0.3
36,457		Cintas Corp.	12,443,139	0.6
105,050	(2)	Clarivate PLC	2,772,270	0.2
32,188		Cummins, Inc.	8,340,233	0.4
8,717		Equifax, Inc.	1,578,910	0.1
62,543		FedEx Corp.	17,764,714	0.9
14,361	(2)	Generac Holdings, Inc.	4,702,509	0.2
17,215		Norfolk Southern Corp.	4,622,572	0.2
3,643		Parker Hannifin Corp.	1,149,111	0.1
56,125		Roper Technologies, Inc.	22,637,457	1.2
105,500		Southwest Airlines Co.	6,441,830	0.3
39,831	(2)	Teledyne Technologies, Inc.	16,476,093	0.9
88,592		TransUnion	7,973,280	0.4
			113,818,560	5.8

		Information Technology: 34.6%
182,813	(2)	Advanced Micro Devices, Inc.	14,350,820	0.7
8,099	(2),(4)	Affirm Holdings, Inc.	572,761	0.0
111,826	(2),(4)	Afterpay Ltd.	8,734,061	0.4
776,257		Apple, Inc.	94,819,793	4.9
41,302		ASML Holding NV - NY Reg	25,498,203	1.3
42,262	(2)	Avalara, Inc.	5,639,019	0.3
114,300	(2)	Black Knight, Inc.	8,457,057	0.4
7,880	(2),(4)	Coupa Software, Inc.	2,005,302	0.1
54,474	(2)	Datadog, Inc.	4,539,863	0.2
132,540		Fidelity National Information Services, Inc.	18,636,449	1.0
188,164	(2)	Fiserv, Inc.	22,399,043	1.1
96,319		Global Payments, Inc.	19,415,984	1.0
86,096		Intuit, Inc.	32,979,934	1.7
143,097		Mastercard, Inc. - Class A	50,949,687	2.6
681,533		Microsoft Corp.	160,685,035	8.2
20,644		Nvidia Corp.	11,022,451	0.6
11,741	(2)	Paycom Software, Inc.	4,344,874	0.2
89,511	(2)	PayPal Holdings, Inc.	21,736,851	1.1
129,949	(2)	Salesforce.com, Inc.	27,532,295	1.4
41,503	(2)	ServiceNow, Inc.	20,756,065	1.1
6,308	(2)	Shopify, Inc.	6,979,802	0.4
5,374	(2),(4)	Snowflake, Inc. - Class A	1,232,151	0.1
116,362	(2)	Splunk, Inc.	15,764,724	0.8
69,220	(2)	StoneCo Ltd.	4,237,648	0.2
51,440	(1),(2),(3)	Stripe, Inc. - Class B	2,061,201	0.1

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

113,908		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,473,038	0.7
17,150	(1),(2),(3)	UiPath Inc., Class A	1,068,029	0.1
259,853		Visa, Inc. - Class A	55,018,676	2.8
8,046	(2)	Wix.com Ltd.	2,246,604	0.1
21,597	(2)	Workday, Inc.	5,365,343	0.3
9,222	(2)	Zebra Technologies Corp.	4,474,330	0.2
29,800	(2)	Zoom Video Communications, Inc.	9,574,442	0.5
			676,571,535	34.6

		Materials: 0.3%
23,199		Linde Public Ltd.	6,498,968	0.3

	Total Common Stock
	(Cost $1,105,747,625)		1,860,246,074	95.1

PREFERRED STOCK: 4.3%
		Communication Services: 0.1%
68,026	(1),(2),(3)	Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	2,998,586	0.1

		Consumer Discretionary: 3.0%
163,010	(1),(2),(3)	Aurora Innovation, Inc., - Series B	3,204,249	0.2
38,487	(1),(2),(3)	Rappi, Inc. - Series E	2,299,446	0.1
549,762	(1),(2),(3)	Rivian Automotive, Inc. - Series D	20,258,730	1.0
659,827	(1),(2),(3)	Rivian Automotive, Inc. - Series E	24,314,625	1.3
123,727	(1),(2),(3)	Rivian Automotive, Inc. - Series F	4,559,340	0.2
37,201	(1),(2),(3)	Sila Nanotechnologies, Inc., Series F	1,535,389	0.1
18,931	(1),(2),(3)	Waymo LLC., Series A-2	1,625,552	0.1
			57,797,331	3.0

		Financials: 0.2%
1,855	(1),(2),(3)	Maplebear, Inc., dba Instacart - Series A	231,875	0.0
26,036	(1),(2),(3)	Maplebear, Inc., dba Instacart - Series G	3,254,500	0.2
			3,486,375	0.2

		Industrials: 0.3%
159,700	(1),(2),(3)	GM Cruise Holdings, LLC - Class F	4,208,095	0.2
132,943	(1),(2),(3)	Nuro, Inc. - Series C	1,735,518	0.1
			5,943,613	0.3

		Information Technology: 0.7%
93,459	(1),(2),(3)	Magic Leap, Inc. - Series C	215,264	0.0
61,969	(1),(2),(3)	Magic Leap, Inc. - Series D	167,316	0.0
3,551	(1),(2),(3)	UiPath Inc. - Series G	221,141	0.0
171,219	(1),(2),(3)	UiPath Inc., Series D-1	10,662,794	0.6
28,752	(1),(2),(3)	UiPath Inc., Series D-2	1,790,553	0.1
			13,057,068	0.7

		Real Estate: 0.0%
42,822	(1),(2),(3)	WeWork Companies, Inc. - Series E	481,311	0.0

	Total Preferred Stock
	(Cost $43,457,680)		83,764,284	4.3

	Total Long-Term Investments
	(Cost $1,149,205,305)		1,944,010,358	99.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.2%
		Repurchase Agreements: 3.5%
4,155,515	(6)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $4,155,517, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $4,238,625, due 06/01/21-04/01/51)	4,155,515	0.2
3,041,952	(6)	Bethesda Securities LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $3,041,956, collateralized by various U.S. Government Agency Obligations, 1.500%-5.500%, Market Value plus accrued interest $3,102,791, due 01/01/25-10/01/50)	3,041,952	0.1
2,886,310	(6)	BNP Paribas S.A., Repurchase Agreement dated 03/31/21, 0.21%, due 04/01/21 (Repurchase Amount $2,886,327, collateralized by various U.S. Government Securities, 0.652%-8.125%, Market Value plus accrued interest $3,030,625, due 05/20/22-04/01/40)	2,886,310	0.1
16,928,494	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $16,928,503, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $17,267,064, due 04/15/21-02/20/71)	16,928,494	0.9

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

3,114,176	(6)	Citadel Securities LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $3,114,181, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $3,176,468, due 04/13/21-02/15/48)	3,114,176	0.1
11,445,553	(6)	Daiwa Capital Markets, Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $11,445,556, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $11,674,465, due 05/04/21-04/01/51)	11,445,553	0.6
4,688,493	(6)	JVB Financial Group LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $4,688,499, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $4,782,264, due 07/01/22-03/01/51)	4,688,493	0.2
5,351,210	(6)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 03/31/21, 0.03%, due 04/01/21 (Repurchase Amount $5,351,214, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.500%, Market Value plus accrued interest $5,458,240, due 06/01/21-02/20/71)	5,351,210	0.3
3,562,445	(6)	Palafox Trading LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $3,562,451, collateralized by various U.S. Government Securities, 0.625%-1.875%, Market Value plus accrued interest $3,644,219, due 01/31/22-02/15/41)	3,562,445	0.2
13,033,910	(6)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/21, 0.09%, due 04/01/21 (Repurchase Amount $13,033,942, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $13,294,633, due 07/15/23-02/15/48)	13,033,910	0.7
1,389,725	(6)	Stonex Financial Inc., Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $1,389,727, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.875%-9.000%, Market Value plus accrued interest $1,417,519, due 04/25/21-02/20/71)	1,389,725	0.1

	Total Repurchase Agreements
	(Cost $69,597,783)		69,597,783	3.5

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.7%
2,191,000	(6),(7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%	2,191,000	0.1
2,191,000	(6),(7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	2,191,000	0.1
1,548,000	(6),(7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	1,548,000	0.1
7,365,800	(7)	T. Rowe Price Government Reserve Fund, 0.040%	7,365,800	0.4
	Total Mutual Funds
	(Cost $13,295,800)		13,295,800	0.7

	Total Short-Term Investments
	(Cost $82,893,583)		82,893,583	4.2

	Total Investments in Securities (Cost $1,232,098,888)		$ 2,026,903,941	103.6
	Liabilities in Excess of Other Assets		(70,178,247)	(3.6)
	Net Assets		$ 1,956,725,694	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2021, the Portfolio held restricted securities with a fair value of $140,945,249 or 7.2% of net assets. Please refer to the table below for additional details.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Security, or a portion of the security, is on loan.
(5)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of March 31, 2021.

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$376,410,669	$44,795,902	$4,894,935	$426,101,506
Consumer Discretionary	386,642,240	4,494,831	–	391,137,071
Financials	26,198,246	6,050,066	10,831,572	43,079,884
Health Care	193,996,944	9,041,606	–	203,038,550
Industrials	106,902,118	6,916,442	–	113,818,560
Information Technology	664,708,244	8,734,061	3,129,230	676,571,535
Materials	6,498,968	–	–	6,498,968
Total Common Stock	1,761,357,429	80,032,908	18,855,737	1,860,246,074
Preferred Stock	–	–	83,764,284	83,764,284
Short-Term Investments	13,295,800	69,597,783	–	82,893,583
Total Investments, at fair value	$1,774,653,229	$149,630,691	$102,620,021	$2,026,903,941
Other Financial Instruments+
Forward Foreign Currency Contracts	–	42	–	42
Total Assets	$1,774,653,229	$149,630,733	$102,620,021	$2,026,903,983

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2021:

Investments, at fair value	Fair Value at March 31, 2021	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)	Weighted Average of Inputs***	Impact to Valuation from an Increase in Input****
Common Stocks	$18,855,737	Market Approach	Recent Comparable Transaction Price(s)	- **	- **	-	**
		Contractual	Rate of Return	15%	15%	Increase

Preferred Stocks	$83,764,284	Market Approach	Recent Comparable Transaction Price(s)	- **	- **	-	**
		Market Approach	Discount for uncertainty	90%	90%	Decrease
		Market Approach	Discount for uncertainty	5%	5%	Decrease
		Market Approach	Discount for liquidity	5%	5%	Decrease
Total Investments, at fair value	$102,620,021

* Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

** No quantitative unobservable inputs significant to the valuation technique were created by the Portfolio's management.

*** Unobservable inputs were weighted by the relative fair value of the instruments.

**** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended March 31, 2021:

	Common Stocks	Preferred Stocks	Total
Assets:
Beginning balance at December 31, 2020	$19,155,080	$41,961,073	$61,116,153
Purchases	-	6,094,729	6,094,729
Sales	-	-	-
Total realized gain (loss)	-	-	-
Net change in unrealized appreciation (depreciation)*****	3,628,035	35,708,482	39,336,517
Transfers into Level 3	-	-	-
Transfers out of Level 3	(3,927,378)	-	(3,927,378)
Ending balance at March 31, 2021	$18,855,737	$83,764,284	$102,620,021
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of March 31, 2021*****	$3,628,035	$35,708,482	$39,336,517

***** Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at March 31, 2021 may be due to securities no longer held or categorized as Level 3 at period end.

At March 31, 2021, the following forward foreign currency contracts were outstanding for VY® T. Rowe Price Growth Equity Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 52,702	HKD 409,727	The Bank of New York Mellon	04/07/21	$10
USD 139,938	HKD 1,087,902	The Bank of New York Mellon	04/07/21	32
				$42

Currency Abbreviations
HKD	-	Hong Kong Sar Dollar
USD	-	United States Dollar

At March 31, 2021, VY® T. Rowe Price Growth Equity Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
AirBNB, Inc. Class B Lockup Shares	4/16/2014	$3,906,790	$28,020,354
Ant International Co., Limited- Class C	6/7/2018	6,364,046	9,154,697
Aurora Innovation, Inc., - Series B	3/1/2019	1,506,261	3,204,249
DoorDash, Inc. Class A Lockup Shares	11/12/2019	1,310,218	4,254,808
Epic Games, Inc.	6/18/2020	3,180,325	4,894,935
GM Cruise Holdings, LLC - Class F	5/7/2019	2,914,525	4,208,095
Magic Leap, Inc. - Series C	1/20/2016	2,152,641	215,264
Magic Leap, Inc. - Series D	10/12/2017	1,673,163	167,316
Maplebear, Inc., dba Instacart	8/7/2020	590,711	1,593,625
Maplebear, Inc., dba Instacart - Non-Voting	8/7/2020	30,858	83,250
Maplebear, Inc., dba Instacart - Series A	11/18/2020	113,177	231,875
Maplebear, Inc., dba Instacart - Series G	7/2/2020	1,252,121	3,254,500
Nuro, Inc. - Series C	10/30/2020	1,735,518	1,735,518
Rappi, Inc. - Series E	9/8/2020	2,299,446	2,299,446
Rivian Automotive, Inc. - Series D	12/23/2019	5,906,643	20,258,730
Rivian Automotive, Inc. - Series E	7/10/2020	10,220,720	24,314,625
Rivian Automotive, Inc. - Series F	1/19/2021	4,559,340	4,559,340
Sila Nanotechnologies, Inc., Series F	1/7/2021	1,535,389	1,535,389
Social Finance (dba SoFi), Inc.- Voting	12/30/2020	3,927,378	6,050,066
Stripe, Inc. - Class B	12/17/2019	807,094	2,061,201
UiPath Inc. - Series G	7/9/2020	66,025	221,141
UiPath Inc., Class A	12/11/2020	498,933	1,068,029
UiPath Inc., Series D-1	4/26/2019	2,245,920	10,662,794
UiPath Inc., Series D-2	4/26/2019	377,147	1,790,553
Waymo LLC., Series A-2	5/8/2020	1,625,552	1,625,552
WeWork Companies, Inc. - Series E	6/23/2015	1,408,397	481,311
Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	10/19/2015	1,865,695	2,998,586
		$64,074,033	$140,945,249

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,240,026,590.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$810,445,978
Gross Unrealized Depreciation	(23,396,858)
Net Unrealized Appreciation	$787,049,120